Benefit Plans - Weighted-Average Assumptions Used to Determine Domestic Benefit Obligations (Detail) (Defined Benefit Plan Benefit Obligations [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.67%	5.05%	5.90%
Rate of compensation increase	4.37%	4.00%	4.00%
Non-US Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.85%	4.82%	5.10%
Rate of compensation increase	3.02%	2.98%	3.00%
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	5.05%	5.90%